SmartETFs Dividend Builder ETF

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 98.5%	Value
	Australia: 3.1%
54,445	Sonic Healthcare Ltd.	$1,024,804

	Denmark: 2.3%
6,471	Novo Nordisk A/S	760,248

	France: 8.3%
13,353	Danone SA	971,207
8,103	Publicis Groupe	885,750
3,515	Schneider Electric SE	924,185
		2,781,142
	Germany: 2.9%
4,103	Deutsche Boerse AG	962,321

	Ireland: 2.8%
10,576	Medtronic PLC	952,157

	Sweden: 5.6%
29,403	Assa Abloy AB-B	988,974
46,600	Atlas Copco	901,391
		1,890,365

	Switzerland: 8.5%
15,958	ABB Ltd.	923,711
8,433	Nestle SA	846,538
3,443	Roche Holding AG	1,100,816
		2,871,065
	Taiwan: 2.9%
5,524	Taiwan Semiconductor Manufacturing Co., Ltd.	959,353

	United Kingdom: 8.6%
26,199	Diageo PLC	911,678
15,595	Reckitt Benckiser Group PLC	954,221
15,991	Unilever PLC	1,034,461
		2,900,360
	United States: 53.5%
5,517	AbbVie Inc.	1,089,497
9,747	Aflac Inc.	1,089,715
3,608	Arthur J Gallagher & Co.	1,015,183
1,010	BlackRock Inc.	959,005
6,180	Broadcom Inc.	1,066,050
18,573	Cisco Systems Inc.	988,455
3,928	CME Group Inc.	866,713
2,546	Eaton Corp. PLC	843,846
7,708	Emerson Electric Co.	843,024
3,625	Illinois Tool Works Inc.	950,004
5,938	Johnson & Johnson	962,312
2,197	Microsoft Corp.	945,369
12,727	Mondelez International Inc.	937,598
9,063	Otis Worldwide Corp.	942,008

SmartETFs Dividend Builder ETF

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 98.5%	Value
	Common Stocks (Continued)
	United States (Continued)
6,848	Paychex Inc.	$918,933
4,999	PepsiCo Inc.	850,080
5,187	Procter & Gamble Co/The	898,388
4,331	Texas Instruments Inc.	894,655
12,576	The Coca-Cola Co. - ADR	903,711
		17,964,546

	Total Common Stocks (Cost $22,515,777)	33,066,361

	Total Investments in Securities (Cost $22,515,777): 98.5%	33,066,361
	Other Assets in Excess of Liabilities: 1.5%	497,624
	Total Net Assets - 100.0%	$33,563,985

ADR - American Depository Receipt

PLC - Public Limited Company